Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
22. Goodwill
Change in goodwill
22.

GOODWILL
The change in goodwill for the year ended December 31

is due to the following:
millions of Canadian dollars

2021 2020
Balance, January 1 $

5,720 $

5,835
Change in foreign exchange rate (24) (115)
Balance, December 31 $

5,696 $

5,720